HIGHLAND INCOME FUND
STATEMENT OF PREFERENCES
OF
5.375% SERIES A CUMULATIVE PREFERRED SHARES
Highland Income Fund, a Massachusetts business trust
(the Trust), hereby certifies that:
FIRST: The Board of Trustees of the Trust, at a meeting duly convened and held on April 11, 2019,
(i) pursuant to authority expressly vested in it by the Third Amended and Restated Agreement and
Declaration of Trust of the Trust, as amended from time to time, adopted resolutions classifying an unlimited number of shares as authorized but unissued preferred shares of the Trust, par value
$0.001 per share, and (ii) at a meeting duly convened and held on July 9, 2019, authorized the designation, issuance and sale of up to $200 million in liquidation preference of such preferred shares at such times, in such amounts and on such terms and conditions as a pricing committee of the Board of Trustees (the Pricing Committee) should determine.
SECOND: The Pricing Committee, at a meeting duly convened and held on July 29, 2019, pursuant to the authority granted it by the Board of Trustees at its July 9, 2019 meeting, approved the designation and issuance by the Trust of up to 8,000,000 shares of 5.375% Series A Cumulative Preferred Shares, par value $0.001 per share.
THIRD: The preferences, rights, voting powers, restrictions, limitations as to dividends and distributions, qualifications, and terms and conditions of redemption of the Trusts 5.375% Series
A Cumulative Preferred Shares, par value $0.001 per share, as set by the Pricing Committee and the Board of Trustees, are as follows:
DESIGNATION
5.375% Series A Cumulative Preferred Shares: A series of up to 6,210,000 preferred shares, par value $0.001 per share, liquidation preference
$25.00 per share (including 5,400,000 initial shares and up to 810,000 additional shares pursuant to the underwriting agreement dated July 29, 2019), is hereby designated 5.375% Series A Cumulative
Preferred Shares (the Series A Preferred Shares).
Each Series A Preferred Share may be issued on a date to be determined by the Board of Trustees or its delegates and as are set forth in this Statement of Preferences, and shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or set forth in the Governing
Documents (as defined herein) applicable to preferred shares of the Trust (Preferred Shares), as are set forth in this Statement of Preferences. The
Series A Preferred Shares shall constitute a separate series of Preferred Shares.
This Statement of Preferences sets forth the rights, powers, preferences and privileges of the holders of the Series A Preferred Shares and the provisions set forth herein shall operate either as additions to or modifications of the rights, powers, preferences and privileges of the holders of the Series A Preferred
Shares under the Declaration (as defined herein), as the context may require. To the extent the provisions set forth herein conflict with the provisions of the Declaration with respect to any such rights, powers, preferences and privileges, this Statement of Preferences shall control. Except as contemplated by the immediately preceding sentence, the Declaration shall control as to the Trust generally and the rights, powers, preferences and privileges of the other shareholders of the Trust.
PART I

DEFINITIONS
Unless the context or use indicates another or
different meaning or intent, each of the following
terms when used in this Statement of Preferences
shall have the meaning ascribed to it below, whether
such term is used in the singular or plural and
regardless of tense:
1940 Act means the Investment Company Act of 1940,
as amended, or any successor statute.
Adjusted Value of each Eligible Asset shall be
computed as follows:
(a) cash shall be valued at 100% of the face value
thereof; and
(b) all other Eligible Assets shall be valued at the
Discounted Value thereof; and
(c) each asset that is not an Eligible Asset shall
be valued at zero.
Adviser means Highland Capital Management Fund
Advisors, L.P., a Delaware limited partnership, or
such other Person as shall be serving as the
investment adviser of the Trust.
Asset Coverage means asset coverage, as determined
in accordance with Section 18(h) of the 1940 Act, of
at least 200% with respect to all outstanding senior
securities of the Trust which are stock, including
all Outstanding Series A Preferred Shares (or such
other asset coverage as may in the future be
specified in or under the 1940 Act as the minimum
asset coverage for senior securities which are stock
of a closed-end investment company as a condition of
declaring dividends on its common stock), determined
on the basis of values calculated as of a time
within 48 hours (not including Saturdays, Sundays or
holidays) next preceding the time of such
determination.
Basic Maintenance Amount, with respect to the Series
A Preferred Shares, has the meaning set forth in the
Moodys Guidelines or, if any Other Rating Agency is
rating the Series A Preferred Shares at the Trusts
request, the meaning set forth in the guidelines of
the Other Rating Agency, and for the purposes of
this Statement of Preferences shall have a
correlative meaning with respect to any other series
of Preferred Shares.
Basic Maintenance Amount Cure Date means, with
respect to the Series A Preferred Shares, 10
Business Days following a Valuation Date, such date
being the last day upon which the Trusts failure to
comply with paragraph 6(a)(ii) of Part II hereof
could be cured, and for the purposes of this
Statement of Preferences shall have a correlative
meaning with respect to any other class or series of
Preferred Shares.
Board of Trustees means the Board of Trustees of the
Trust or any duly authorized committee thereof as
permitted by applicable law.
Business Day means a day on which the New York Stock
Exchange is open for trading and that is neither a
Saturday nor a Sunday.
By-Laws means the Amended and Restated By-Laws of
the Trust, as amended from time to time.
Common Shares means the common shares of beneficial
interest, par value $0.001 per share, of the Trust.
Cure Date shall have the meaning set forth in
paragraph 4(a) of Part II hereof.
Date of Original Issue means August 1, 2019 with
respect to the Series A Preferred Shares, and for
the purposes of this Statement of Preferences shall
have a correlative meaning with respect to any other
class or series of Preferred Shares.
Declaration means the Third Amended and Restated
Agreement and Declaration of Trust of the Trust,
dated as of July 26, 2019, and as further amended,
supplemented or restated from time to time
(including by this Statement of Preferences or by
way of any other supplement or Statement of
Preferences authorizing or creating a class of
shares of beneficial interest in the Trust).
Deposit Assets means cash, Short Term Money Market
Instruments and U.S. Government Obligations. Except
for determining whether the Trust has Eligible
Assets with an Adjusted Value equal to or greater
than the Basic Maintenance Amount, each Deposit
Asset shall be deemed to have a value equal to its
principal or face amount payable at maturity plus
any interest payable thereon after delivery of such
Deposit Asset but only if payable on or prior to the
applicable payment date in advance of which the
relevant deposit is made.
Discount Factor means (a) so long as Moodys is
rating the Series A Preferred Shares at the Trusts
request, the Moodys Discount Factor, or (b) any
applicable discount factor established by any Other
Rating Agency, whichever is applicable.
Discounted Value means, as applicable, (a) the
quotient of the Market Value of an Eligible Asset
divided by the applicable Discount Factor or (b)
such other formula for determining the discounted
value of an Eligible Asset as may be established by
an applicable Rating Agency, provided, in either
case that with respect to an Eligible Asset that is
currently callable, Discounted Value will be equal
to the applicable quotient or product as calculated
above or the call price, whichever is lower, and
that with respect to an Eligible Asset that is
prepayable, Discounted Value will be equal to the
applicable quotient or product as calculated above
or the par value, whichever is lower.
Dividend Disbursing Agent means, with respect to the
Series A Preferred Shares, American Stock Transfer &
Trust Company and its successors or any other
dividend disbursing agent appointed by the Trust
and, with respect to any other class or series of
Preferred Shares, the Person appointed by the Trust
as dividend disbursing or paying agent with respect
to such class or series.
Dividend Payment Date means with respect to the
Series A Preferred Shares, any date on which
dividends and distributions declared by, or under
authority granted by, the Board of Trustees thereon
are payable pursuant to the provisions of paragraph
2(a) of Part II of this Statement of Preferences and
shall for the purposes of this Statement of
Preferences have a correlative meaning with respect
to any other class or series of Preferred Shares.
Dividend Period shall have the meaning set forth in
paragraph 2(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
Eligible Assets means Moodys Eligible Assets (if
Moodys is then rating the Series A Preferred Shares
at the request of the Trust) and/or Other Rating
Agency Eligible Assets if any Other Rating Agency is
then rating the Series A Preferred Shares, or any
other outstanding series of Preferred Shares, at the
request of the Trust, whichever is applicable.
Governing Documents means the Declaration and the
By-Laws.
Liquidation Preference shall, with respect to the
Series A Preferred Shares, have the meaning set
forth in paragraph 3(a) of Part II hereof, and for
the purposes of this Statement of Preferences shall
have a correlative meaning with respect to any other
class or series of Preferred Shares.
Market Value means the amount determined by the
Trust with respect to specific Eligible Assets in
accordance with valuation policies adopted from time
to time by the Board of Trustees as being in
compliance with the requirements of the 1940 Act.
Moodys means Moodys Investors Service, Inc. and its
successors at law.
Moodys Discount Factor means the discount factors
set forth in the Moodys Guidelines as eligible for
inclusion in calculating the Discounted Value of the
Trusts assets in connection with Moodys ratings of
Preferred Shares.
Moodys Eligible Assets means the assets of the Trust
set forth in the Moodys Guidelines as eligible for
inclusion in calculating the Discounted Value of the
Trusts assets in connection with Moodys ratings of
the Series A Preferred Shares.
Moodys Guidelines means the guidelines provided by
Moodys, as may be amended from time to time, in
connection with Moodys ratings of the Series A
Preferred Shares at the rating then assigned.
Notice of Redemption shall have the meaning set
forth in paragraph 4(c)(i) of Part II hereof.
Other Rating Agency means any rating agency other
than Moodys then providing a rating for the Series A
Preferred Shares at the request of the Trust, and
for the purpose of this Statement of Preferences
shall have a correlative meaning with respect to any
other series of Preferred Shares.
Outside Redemption Date means the 30th Business Day
after a Cure Date.
Other Rating Agency Eligible Assets means assets of
the Trust designated by any Other Rating Agency as
eligible for inclusion in calculating the Discounted
Value of the Trust assets in connection with such
Other Rating Agencys rating of the Series A
Preferred Shares.
Outstanding means, as of any date, Preferred Shares
theretofore issued by the Trust except:
(a) any such Preferred Share theretofore cancelled
by the Trust or delivered to the Trust for
cancellation;
(b) any such Preferred Share as to which a notice of
redemption shall have been given and for whose
payment at the redemption thereof Deposit Assets in
the necessary amount are held by the Trust in trust
for, or have been irrevocably deposited with the
relevant disbursing agent for payment to, the holder
of such share pursuant to this Statement of
Preferences with respect thereto; and
(c) any such Preferred Share in exchange for or in
lieu of which other shares have been issued and
delivered.
Notwithstanding the foregoing, for purposes of
voting rights (including the determination of the
number of shares required to constitute a quorum),
any Preferred Shares as to which the Trust or any
subsidiary of the Trust is the holder will be
disregarded and deemed not Outstanding.
Person means and includes an individual, a
partnership, the Trust, a trust, a corporation, a
limited liability company, an unincorporated
association, a joint venture or other entity or a
government or any agency or political subdivision
thereof.
Preferred Shares means all series of the preferred
shares, par value $0.001 per share, of the Trust,
and includes the Series A Preferred Shares.
Rating Agency means Moodys as long as Moodys is then
rating the Series A Preferred Shares at the Trusts
request or any Other Rating Agency then rating the
Series A Preferred Shares at the Trusts request.
Record Date shall have the meaning set forth in
paragraph 2(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
Redemption Price has the meaning set forth in
paragraph 4(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
Series A Preferred Shares means the 5.375% Series A
Cumulative Preferred Shares, par value $0.001 per
share, of the Trust.
Series A Asset Coverage Cure Date means, with
respect to the failure by the Trust to maintain
Asset Coverage (as required by paragraph 6(a)(i) of
Part II hereof) as of the last Business Day of each
March, June, September and December of each year, 49
days following such Business Day.
Short Term Money Market Instruments means the
following types of instruments if, on the date of
purchase or other acquisition thereof by the Trust,
the remaining term to maturity thereof is not in
excess of 180 days:
(i)	commercial paper rated A-1 if such
commercial paper matures in 30
days or A-1+ if such commercial
paper matures in over 30 days;
(ii)	demand or time deposits in, and
bankers acceptances and
certificates of deposit of (A) a
depository institution or trust
company incorporated under the
laws of the United States of
America or any state thereof or
the District of Columbia or (B) a
United States branch office or
agency of a foreign depository
institution (provided that such
branch office or agency is subject
to banking regulation under the
laws of the United States, any
state thereof or the District of
Columbia);
(iii)	overnight funds; and
(iv)	U.S. Government Obligations.
Trust means Highland Income Fund, a Massachusetts business trust.

U.S. Government Obligations means direct obligations of the United States or obligations issued by its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.
Valuation Date means the last Business Day of each month, or such other date as the Trust and the Rating Agency may agree to for purposes of determining the Basic Maintenance Amount.
Voting Period shall have the meaning set forth in paragraph 5(b) of Part II hereof.
PART II

5.375% SERIES A CUMULATIVE PREFERRED SHARES
1. Number of Shares; Ranking.
(a) The initial number of authorized Shares constituting the Series A Preferred Shares to be issued is 5,400,000. Up to 810,000 additional authorized Shares constituting the Series A
Preferred Shares may be issued pursuant to the underwriting agreement dated July 29, 2019. No fractional Series A Preferred Shares shall be issued.
(b) Series A Preferred Shares which at any time have been redeemed or purchased by the Trust shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.
(c) The Series A Preferred Shares shall rank on a parity with any other series of Preferred Shares as to the payment of dividends, distributions and liquidation preference to which such Shares are entitled.
(d) No holder of Series A Preferred Shares shall have, solely by reason of being such a holder, any preemptive or other right to acquire, purchase or subscribe for any Preferred Shares or Common Shares or other securities of the Trust which it may hereafter issue or sell.
2. Dividends and Distributions.
(a) Holders of Series A Preferred Shares shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor, cumulative cash dividends and distributions at the rate of 5.375% per annum (computed on the basis of a 360-day year consisting of twelve 30-day months) of the Liquidation Preference on the Series A Preferred
Shares and no more, payable quarterly on March 31, June 30, September 30 and December 31 in each year
(each a Dividend Payment Date) commencing on
September 30, 2019 (or, if any such day is not a Business Day, then on the next succeeding Business
Day). Dividends and distributions will be payable to holders of record of Series A Preferred Shares as they appear on the share register of the Trust at the close of business on the fifth preceding
Business Day (each, a Record Date) in preference to dividends and distributions on Common Shares and any other capital shares of the Trust ranking junior to the Series A Preferred Shares in payment of dividends and distributions. Dividends and distributions on Series A Preferred Shares that were originally issued on the Date of Original Issue shall accumulate from the Date of Original Issue.
Dividends and distributions on all other Series A
Preferred Shares shall accumulate from (i) the date on which such shares are originally issued if such date is a Dividend Payment Date, (ii) the immediately preceding Dividend Payment Date if the date on which such shares are originally issued is other than a Dividend Payment Date and is on or before a Record Date or (iii) the immediately following Dividend Payment Date if the date on which such shares are originally issued is during the period between a Record Date and a Dividend Payment
Date. Each period beginning on and including a Dividend Payment Date (or the Date of Original
Issue, in the case of the first dividend period after the issuance of such shares) and ending on but excluding the next succeeding Dividend Payment Date is referred to herein as a Dividend Period.
Dividends and distributions on account of arrears for any past Dividend Period or in connection with the redemption of Series A Preferred Shares may be declared and paid at any time, without reference to any Dividend Payment Date, to holders of record on such date not exceeding 30 days preceding the payment date thereof as shall be fixed by the Board of Trustees.
(b) (i) No full dividends or distributions shall be declared or paid on Series A Preferred Shares for any Dividend Period or part thereof unless full cumulative dividends and distributions due through the most recent Dividend Payment Dates therefor for all series of Preferred Shares ranking on a parity with the Series A Preferred Shares as to the payment of dividends and distributions have been or contemporaneously are declared and paid through the most recent Dividend Payment Dates therefor. If full cumulative dividends and distributions due have not been paid on all such Outstanding Preferred Shares, any dividends and distributions being paid on such Preferred Shares (including the Series A Preferred
Shares) will be paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on each such series of Preferred Shares on the relevant
Dividend Payment Date. No holders of Series A
Preferred Shares shall be entitled to any dividends or distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and distributions as provided in this paragraph
2(b)(i) on Series A Preferred Shares. No interest or sum of money in lieu of interest shall be payable in respect of any dividend payments on any Series A
Preferred Shares that may be in arrears.
(ii) For so long as Series A Preferred Shares are
Outstanding, the Trust shall not pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares, or options, warrants or rights to subscribe for or purchase
Common Shares or other shares, if any, ranking junior to the Series A Preferred Shares as to dividends and distribution of assets upon liquidation) in respect of the Common Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation (except by conversion into or exchange for shares of the Trust ranking junior to the Series A Preferred Shares as to dividends and distributions of assets upon liquidation), unless, in each case, (A) immediately thereafter, the aggregate Adjusted Value of the Trusts Eligible
Assets shall equal or exceed the Basic Maintenance
Amount and the Trust shall have Asset Coverage, (B) all cumulative dividends and distributions on all Series A Preferred Shares due on or prior to the date of the transaction have been declared and paid
(or shall have been declared and sufficient funds for the payment thereof deposited with the applicable Dividend Disbursing Agent) and (C) the
Trust has redeemed the full number of Series A
Preferred Shares to be redeemed mandatorily pursuant to any provision contained herein for mandatory redemption.
(iii) Any dividend payment made on the Series A
Preferred Shares shall first be credited against the dividends and distributions accumulated with respect to the earliest Dividend Period for which dividends and distributions have not been paid.
(c) Not later than the Business Day immediately preceding each Dividend Payment Date, the Trust shall deposit with the Dividend Disbursing Agent
Deposit Assets having an initial combined value sufficient to pay the dividends and distributions that are payable on such Dividend Payment Date, which Deposit Assets shall mature (if such assets constitute debt securities or time deposits) on or prior to such Dividend Payment Date. The Trust may direct the Dividend Disbursing Agent with respect to the investment of any such Deposit Assets, provided that such investment consists exclusively of Deposit
Assets and provided further that the proceeds of any such investment will be available at the opening of business on such Dividend Payment Date.
3. Liquidation Rights.
(a) In the event of any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the holders of Series A
Preferred Shares shall be entitled to receive out of the assets of the Trust available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to liquidation payments, a liquidation distribution in the amount of $25.00 per share (the Liquidation Preference), plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Trust, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up of the Trust.
(b) If, upon any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the assets of the Trust available for distribution among the holders of all Outstanding
Series A Preferred Shares, and any other Outstanding class or series of Preferred Shares ranking on a parity with the Series A Preferred Shares as to payment upon liquidation, shall be insufficient to permit the payment in full to such holders of Series
A Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the holders of Series A Preferred Shares and such other
Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. Unless and until the Liquidation
Preference plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series A Preferred Shares, no dividends or distributions will be made to holders of the Common
Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to liquidation.
4. Redemption.
The Series A Preferred Shares shall be redeemed by the Trust as provided below:
(a) Mandatory Redemptions.
If the Trust is required to redeem any Preferred
Shares (which may include Series A Preferred Shares) pursuant to paragraphs 6(b) or 6(c) of Part II hereof, then the Trust shall, to the extent permitted by the 1940 Act and Massachusetts law, by the close of business on such Series A Asset
Coverage Cure Date or Basic Maintenance Amount Cure
Date (herein collectively referred to as a Cure
Date), as the case may be, fix a redemption date that is on or before the Outside Redemption Date and proceed to redeem shares as set forth in paragraph
4(c) hereof. On such redemption date, the Trust shall redeem, out of funds legally available therefor, (i) the number of Preferred Shares, which, to the extent permitted by the 1940 Act and Massachusetts law, at the option of the Trust may include any proportion of Series A Preferred Shares or any other series of Preferred Shares, equal to the minimum number of shares the redemption of which, if such redemption had occurred immediately prior to the opening of business on such Cure Date, would have resulted in the Trust having Asset
Coverage or an Adjusted Value of its Eligible Assets equal to or greater than the Basic Maintenance
Amount, as the case may be, immediately prior to the opening of business on such Cure Date or (ii) if such Asset Coverage or an Adjusted Value of its Eligible Assets equal to or greater than the Basic
Maintenance Amount, as the case may be, cannot be so restored, all of the Outstanding Series A Preferred
Shares, at a price equal to $25.00 per share plus accumulated but unpaid dividends and distributions
(whether or not earned or declared by the Trust) through the date of redemption (the Redemption
Price). In the event that Preferred Shares are redeemed pursuant to paragraphs 6(b) or 6(c) of Part
II hereof, the Trust may, but is not required to, redeem an additional number of Series A Preferred
Shares pursuant to this paragraph 4(a) which, when aggregated with other Preferred Shares redeemed by the Trust, permits the Trust to have with respect to the Preferred Shares (including the Series A
Preferred Shares) remaining Outstanding after such redemption (i) Asset Coverage of as much as 220% and
(ii) Eligible Assets with Adjusted Value of as great as 110% of the Basic Maintenance Amount. In the event that all of the Series A Preferred Shares then
Outstanding are required to be redeemed pursuant to paragraph 6 of Part II hereof, the Trust shall redeem such shares at the Redemption Price and proceed to do so as set forth in paragraph 4(c) hereof.
(b) Optional Redemptions.
Prior to September 30, 2024, the Series A Preferred
Shares are not subject to optional redemption by the Trust unless such redemption is necessary, in the judgment of the Board of Trustees, to maintain the Trusts status as a regulated investment company under Subchapter M of the Internal Revenue Code of
1986, as amended. Commencing September 30, 2024, and thereafter, and prior thereto to the extent necessary to maintain the Trusts status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to the extent permitted by the 1940 Act and Massachusetts law, the Trust may at any time upon Notice of Redemption redeem the Series A Preferred
Shares in whole or in part at the Redemption Price per share, which notice shall specify a redemption date of not fewer than 30 days nor more than 90 days after the date of such notice.
(c) Procedures for Redemption.
(i) If the Trust shall determine or be required to redeem Series A Preferred Shares pursuant to this paragraph 4, it shall mail a written notice of redemption (Notice of Redemption) with respect to such redemption by first class mail, postage prepaid, to each holder of the shares to be redeemed at such holders address as the same appears on the share register of the Trust on the close of business on such date as the Board of Trustees or its delegatee may determine, which date shall not be earlier than the second Business Day prior to the date upon which such Notice of Redemption is mailed or delivered electronically to the holders of Series
A Preferred Shares. Each such Notice of Redemption shall state: (A) the redemption date as established by the Board of Trustees or its delegatee; (B) the number of Series A Preferred Shares to be redeemed;
(C) the CUSIP number(s) of such shares; (D) the Redemption Price (specifying the amount of accumulated dividends and distributions to be included therein); (E) the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees or its delegatee shall so require and the Notice of Redemption shall so state), if any, are to be surrendered for payment in respect of such redemption; (F) that dividends and distributions on the shares to be redeemed will cease to accrue on such redemption date; (G) the provisions of this paragraph 4 under which such redemption is made; and
(H) in the case of a redemption pursuant to paragraph 4(b), any conditions precedent to such redemption. If fewer than all Series A Preferred
Shares held by any holder are to be redeemed, the Notice of Redemption mailed or delivered electronically to such holder also shall specify the number or percentage of shares to be redeemed from such holder. No defect in the Notice of Redemption or the mailing thereof shall affect the validity of the redemption proceedings, except as required by applicable law.
(ii) If the Trust shall give a Notice of Redemption, then by the close of business on the Business Day preceding the redemption date specified in the Notice of Redemption (so long as any conditions precedent to such redemption have been met) or, if the Dividend Disbursing Agent so agrees, another date not later than the redemption date, the Trust shall (A) deposit with the Dividend Disbursing Agent
Deposit Assets that shall mature (if such assets constitute debt securities or time deposits) on or prior to such redemption date having an initial combined value sufficient to effect the redemption of the Series A Preferred Shares to be redeemed and
(B) give the Dividend Disbursing Agent irrevocable instructions and authority to pay the Redemption
Price to the holders of the Series A Preferred
Shares called for redemption on the redemption date.
The Trust may direct the Dividend Disbursing Agent with respect to the investment of any Deposit Assets so deposited provided that the proceeds of any such investment will be available at the opening of business on such redemption date. Upon the date of such deposit (unless the Trust shall default in making payment of the Redemption Price), all rights of the holders of the Series A Preferred Shares so called for redemption shall cease and terminate except the right of the holders thereof to receive the Redemption Price thereof and such shares shall no longer be deemed Outstanding for any purpose. The
Trust shall be entitled to receive, promptly after the date fixed for redemption, any cash in excess of the aggregate Redemption Price of the Series A
Preferred Shares called for redemption on such date and any remaining Deposit Assets. Any assets so deposited that are unclaimed at the end of two years from such redemption date shall, to the extent permitted by law, be repaid to the Trust, after which the holders of the Series A Preferred Shares so called for redemption shall look only to the Trust for payment of the Redemption Price thereof.
The Trust shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the Deposit Assets so deposited.
(iii) On or after the redemption date, each holder of Series A Preferred Shares that are subject to redemption shall surrender such shares to the Trust as instructed in the Notice of Redemption and shall then be entitled to receive the cash Redemption
Price, without interest.
(iv) In the case of any redemption of less than all of the Series A Preferred Shares pursuant to this Statement of Preferences, such redemption shall be made pro rata from each holder of Series A Preferred
Shares in accordance with the respective number of shares held by each such holder on the record date for such redemption.
(v) Notwithstanding the other provisions of this paragraph 4, the Trust shall not redeem any Series A
Preferred Shares unless all accumulated and unpaid dividends and distributions on all Outstanding
Series A Preferred Shares and other Preferred Shares ranking on a parity with the Series A Preferred
Shares with respect to dividends and distributions for all applicable past Dividend Periods (whether or not earned or declared by the Trust) shall have been or are contemporaneously paid or declared and Deposit Assets for the payment of such dividends and distributions shall have been deposited with the Dividend Disbursing Agent as set forth in paragraph
2(c) of Part II hereof, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Preferred Shares pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to holders of all Outstanding Series A Preferred
Shares.
If the Trust shall not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Series A Preferred Shares or other
Preferred Shares designated to be redeemed on any redemption date, the Trust shall redeem on such redemption date the number of Series A Preferred
Shares and other Preferred Shares so designated as it shall have legally available funds, or is otherwise able, to redeem ratably on the basis of the Redemption Price from each holder whose shares are to be redeemed, and the remainder of the Series
A Preferred Shares and other Preferred Shares designated to be redeemed shall be redeemed on the earliest practicable date on which the Trust shall have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon Notice of Redemption.
5. Voting Rights.
(a) General.
Except as otherwise provided in the Governing
Documents or a resolution of the Board of Trustees, or as required by applicable law, holders of Series
A Preferred Shares shall have no power to vote on any matter except matters submitted to a vote of the Common Shares. In any matter submitted to a vote of the holders of the Common Shares, each holder of Series A Preferred Shares shall be entitled to one vote for each Series A Preferred Share held and the holders of the Outstanding Preferred Shares, including Series A Preferred Shares, and the Common
Shares shall vote together as a single class;
provided, however, that the holders of the Outstanding Preferred Shares, including Series A
Preferred Shares, shall be entitled, as a separate class, to the exclusion of the holders of all other securities and classes of capital shares of the Trust, to elect 2 of the Trusts trustees. Subject to paragraph 5(b) of Part II hereof, the holders of the outstanding capital shares of the Trust, including the holders of the Outstanding Preferred Shares, including the Series A Preferred Shares, voting as a single class, shall elect the balance of the trustees.
(b) Right to Elect Majority of Board of Trustees.
During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a Voting Period), the number and/or composition of trustees constituting the Board of Trustees shall be automatically adjusted as necessary to permit the holders of Outstanding Preferred Shares, including the Series A
Preferred Shares, voting separately as one class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust) to elect the number of trustees that, when added to the 2 trustees elected exclusively by the holders of Preferred Shares pursuant to paragraph 5(a) above, would constitute a simple majority of the Board of Trustees as so adjusted. The Trust and the Board of Trustees shall take all necessary actions, including effecting the removal of trustees or amendment of the Declaration, to effect an adjustment of the number and/or composition of trustees as described in the preceding sentence. A Voting Period shall commence:
(i) if at any time accumulated dividends and distributions (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the Outstanding
Series A Preferred Shares equal to at least 2 full years dividends and distributions shall be due and unpaid and sufficient Deposit Assets shall not have been deposited with the Dividend Disbursing Agent for the payment of such accumulated dividends and distributions; or
(ii) if at any time holders of any other Preferred
Shares are entitled to elect a majority of the trustees of the Trust under the 1940 Act or Statement of Preferences creating such shares.
Upon the termination of a Voting Period, the voting rights described in this paragraph 5(b) shall cease, subject always, however, to the reverting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph 5(b).
(c) Right to Vote with Respect to Certain Other
Matters.
Subject to paragraph 1 of Part III of this Statement of Preferences, so long as any Series A Preferred
Shares are Outstanding, the Trust shall not, without the affirmative vote of the holders of at least two-thirds of the Preferred Shares Outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of this Statement of Preferences so as to in the aggregate adversely affect the rights and preferences set forth in any Statement of Preferences, including the Series A
Preferred Shares. To the extent permitted under the 1940 Act and the applicable exchange on which the Preferred Shares are listed, in the event that more than one series of Preferred Shares are Outstanding, the Trust shall not effect any of the actions set forth in the preceding sentence which in the aggregate adversely affects the rights and preferences set forth in the Statement of Preferences for a series of Preferred Shares differently than such rights and preferences for any other series of Preferred Shares without the affirmative vote of the holders of at least a majority (as defined in the 1940 Act) of the Preferred Shares Outstanding of each series adversely affected (each such adversely affected series voting separately as a class to the extent its rights are affected differently). The holders of the Series A Preferred Shares shall not be entitled to vote on any matter that affects the rights or interests of only one or more other series of Preferred Shares. The Trust shall notify the relevant Rating Agency 10 Business Days prior to any such vote described above. Unless a higher percentage is required under the Governing Documents or applicable provisions of the Massachusetts law or the 1940 Act, the affirmative vote of the holders of a majority of the Outstanding Preferred Shares, including Series A Preferred Shares, voting together as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares or any action requiring a vote of security holders under Section 13(a) of the 1940
Act. For purposes of this paragraph 5(c), the phrase vote of the holders of a majority of the Outstanding
Preferred Shares (or any like phrase) shall mean, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Trust duly called (i) of 67 percent or more of the Preferred Shares present at such meeting, if the holders of more than 50 percent of the Outstanding Preferred Shares are present or represented by proxy; or (ii) of more than 50 percent of the Outstanding Preferred Shares, whichever is less. The class vote of holders of Preferred Shares described above will in each case be in addition to a separate vote of the requisite percentage of Common Shares and Preferred Shares, including Series A Preferred Shares, voting together as a single class, necessary to authorize the action in question. An increase in the number of authorized
Preferred Shares pursuant to the Governing Documents or the issuance of additional shares of any series of Preferred Shares (including Series A Preferred
Shares) pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the Preferred
Shares.
(d) Voting Procedures.
(i) As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional trustees as described in paragraph 5(b) above, the Trust shall call a special meeting of such holders and instruct the Dividend Disbursing
Agent to mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 40 days after the date of mailing of such notice. If the Trust fails to send such notice to the Dividend Disbursing Agent or if the Trust does not call such a special meeting, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the day on which such notice is mailed or such other date as the Board of Trustees shall determine. At any such special meeting and at each meeting held during a Voting
Period, such holders of Preferred Shares, voting together as a class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), shall be entitled to elect the number of trustees prescribed in paragraph 5(b) above on a one-vote-per-share basis. At any such meeting, or adjournment thereof in the absence of a quorum, a majority of such holders present in person or by proxy shall have the power to adjourn the meeting without notice, other than by an announcement at the meeting, to a date not more than 120 days after the original record date.
(ii) For purposes of determining any rights of the holders of Series A Preferred Shares to vote on any matter or the number of shares required to constitute a quorum, whether such right is created by this Statement of Preferences, by the other provisions of the Governing Documents, by statute or otherwise, any Series A Preferred Share which is not Outstanding shall not be counted.
(iii) The terms of office of all persons who are trustees of the Trust at the time of a special meeting of holders of Preferred Shares to elect trustees and who remain trustees following such meeting shall continue, notwithstanding the election at such meeting by such holders of the number of trustees that they are entitled to elect, and the persons so elected by such holders, together with the 2 incumbent trustees elected by the holders of Preferred Shares and the remaining incumbent trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Trust.
(iv) Upon the expiration of a Voting Period, the terms of office of the additional trustees elected by the holders of Preferred Shares pursuant to paragraph
5(b) above shall expire at the earliest time permitted by law and the remaining trustees shall constitute the trustees of the Trust and the voting rights of such holders of Preferred Shares, including Series A Preferred Shares, to elect additional trustees pursuant to paragraph 5(b) above shall cease, subject to the provisions of the last sentence of paragraph 5(b). Upon the expiration of the terms of the trustees elected by the holders of Preferred Shares pursuant to paragraph 5(b) above, the number of trustees shall be automatically reduced to the number of trustees on the Board immediately preceding such Voting Period.
(e) Exclusive Remedy.
Unless otherwise required by law, the holders of Series A Preferred Shares shall not have any rights or preferences other than those specifically set forth herein. The holders of Series A Preferred
Shares shall have no preemptive rights or rights to cumulative voting. In the event that the Trust fails to pay any dividends and distributions on the Series
A Preferred Shares, the exclusive remedy of the holders shall be the right to vote for trustees pursuant to the provisions of this paragraph 5.
(f) Notification to Rating Agency.
In the event a vote of holders of Series A Preferred
Shares is required pursuant to the provisions of
Section 13(a) of the 1940 Act, as long as the Series
A Preferred Shares are then rated by a Rating Agency at the Trusts request, the Trust shall, not later than 10 Business Days prior to the date on which such vote is to be taken, notify the relevant Rating
Agency that such vote is to be taken and the nature of the action with respect to which such vote is to be taken and, not later than 10 Business Days after the date on which such vote is taken, notify such Rating Agency of the result of such vote.
6. Coverage Tests.
(a) Determination of Compliance.
For so long as any Series A Preferred Shares are Outstanding, the Trust shall make the following determinations:
(i) Asset Coverage. The Trust shall have Asset
Coverage as of the last Business Day of each March, June, September and December of each year in which any Series A Preferred Shares are Outstanding.
(ii) Basic Maintenance Amount Requirement.
For so long as any Series A Preferred Shares are Outstanding and are rated by a Rating Agency at the Trusts request, the Trust shall maintain, on each Valuation Date, Eligible Assets having an Adjusted
Value at least equal to the Basic Maintenance
Amount, as of such Valuation Date. Upon any failure to maintain Eligible Assets having an Adjusted Value at least equal to the Basic Maintenance Amount, the Trust shall use all commercially reasonable efforts to retain Eligible Assets having an Adjusted Value at least equal to the Basic Maintenance Amount on or prior to the Basic Maintenance Amount Cure Date, by altering the composition of its portfolio or otherwise.
(b) Failure to Meet Asset Coverage.
If the Trust fails to have Asset Coverage as provided in paragraph 6(a)(i) hereof and such failure is not cured as of the related Series A
Asset Coverage Cure Date, (i) the Trust shall give a
Notice of Redemption as described in paragraph 4 of
Part II hereof with respect to the redemption of a sufficient number of Preferred Shares, which at the Trusts determination (to the extent permitted by the 1940 Act and Delaware law) may include any proportion of Series A Preferred Shares, to enable it to meet the requirements of paragraph 6(a)(i) above, and, at the Trusts discretion, such additional number of Series A Preferred Shares or other Preferred Shares in order that the Trust have Asset Coverage with respect to the Series A
Preferred Shares and any other Preferred Shares remaining Outstanding after such redemption as great as 220%, and (ii) deposit with the Dividend
Disbursing Agent Deposit Assets having an initial combined value sufficient to effect the redemption of the Series A Preferred Shares or other Preferred
Shares to be redeemed, as contemplated by paragraph
4 of Part II hereof.
(c) Failure to Maintain Eligible Assets having an
Adjusted Value at Least Equal to the Basic
Maintenance Amount.
If the Trust fails to have Eligible Assets having an Adjusted Value at least equal to the Basic
Maintenance Amount as provided in paragraph 6(a)(ii) above and such failure is not cured, the Trust shall, on or prior to the Basic Maintenance Amount
Cure Date, (i) give a Notice of Redemption as described in paragraph 4 of Part II hereof with respect to the redemption of a sufficient number of Series A Preferred Shares or other Preferred Shares to enable it to meet the requirements of paragraph
6(a)(ii) above, and, at the Trusts discretion, such additional number of Series A Preferred Shares or other Preferred Shares in order that the Trust have Eligible Assets with an Adjusted Value with respect to the remaining Series A Preferred Shares and any other Preferred Shares remaining Outstanding after such redemption as great as 110% of the Basic
Maintenance Amount, and (ii) deposit with the Dividend Disbursing Agent Deposit Assets having an initial combined value sufficient to effect the redemption of the Series A Preferred Shares or other
Preferred Shares to be redeemed, as contemplated by paragraph 4 of Part II hereof.
(d) Status of Shares Called for Redemption.
For purposes of determining whether the requirements of paragraphs 6(a)(i) and 6(a)(ii) hereof are satisfied, (i) no Series A Preferred Share shall be deemed to be Outstanding for purposes of any computation if, prior to or concurrently with such determination, sufficient Deposit Assets to pay the full Redemption Price for such share shall have been deposited in trust with the Dividend Disbursing
Agent (or applicable paying agent) and the requisite
Notice of Redemption shall have been given, and (ii) such Deposit Assets deposited with the Dividend
Disbursing Agent (or paying agent) shall not be included.
7. Certain Other Restrictions.
(a) For so long as the Series A Preferred Shares are rated by a Rating Agency at the request of the Trust, the Trust will not, and will cause the Adviser not to, (i) knowingly and willfully purchase or sell any asset for the specific purpose of causing, and with the actual knowledge that the effect of such purchase or sale will be to cause, the Trust to either not have Asset Coverage or have Eligible Assets having an Adjusted Value as of the date of such purchase or sale to be less than the Basic Maintenance Amount as of such date, (ii) in the event that, as of the immediately preceding
Valuation Date, the Adjusted Value of the Trusts
Eligible Assets exceeded the Basic Maintenance
Amount by 5% or less, alter the composition of the Trusts assets in a manner reasonably expected to reduce the Adjusted Value of the Trusts Eligible
Assets, unless the Trust shall have confirmed that, after giving effect to such alteration, the Adjusted
Value of the Trusts Eligible Assets exceeded the Basic Maintenance Amount or (iii) declare or pay any dividend or other distribution on any Common Shares or repurchase any Common Shares, unless the Trust shall have confirmed that, after giving effect to such dividend, other distribution or repurchase, the Trust continued to satisfy the requirements of paragraph 6(a)(ii) of Part II hereof.
(b) For so long as the Series A Preferred Shares are rated by a Rating Agency at the request of the Trust, unless the Trust shall have received written confirmation from the relevant Rating Agency, the Trust may engage in the lending of its portfolio securities only in an amount of up to 33 1/3% of the Trusts total assets, provided that the Trust receives cash collateral for such loaned securities which is maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities and, if invested, is invested only in Short Term Money Market Instruments or in money market mutual funds meeting the requirements of Rule
2a-7 under the 1940 Act that maintain a constant
$1.00 per share net asset value and treat the loaned securities rather than the collateral as the assets of the Trust for purposes of determining compliance with paragraph 6 of Part II hereof.
(c) For so long as the Series A Preferred Shares are rated by a Rating Agency at the request of the Trust, the Trust shall not consolidate the Trust with, merge the Trust into, sell or otherwise transfer all or substantially all of the Trusts assets to another Person or adopt a plan of liquidation of the Trust, in each case without providing prior written notification to the relevant
Rating Agency.
8. Limitation on Incurrence of Additional
Indebtedness and Issuance of Additional Preferred
Shares
(a) So long as any Series A Preferred Shares are
Outstanding, the Trust may issue and sell one or more series of a class of senior securities of the Trust representing indebtedness under Section 18 of the 1940 Act and/or otherwise create or incur indebtedness, provided that, immediately after giving effect to the incurrence of such indebtedness and to its receipt and application of the proceeds thereof, the Trust shall have an asset coverage for all senior securities representing indebtedness, as defined in Section 18(h) of the 1940 Act, of at least 300% of the amount of all indebtedness of the Trust then outstanding and no such additional indebtedness shall have any preference or priority over any other indebtedness of the Trust upon the distribution of the assets of the Trust or in respect of the payment of interest. Any possible liability resulting from lending and/or borrowing portfolio securities, entering into reverse repurchase agreements, entering into futures contracts and writing options, to the extent such transactions are made in accordance with the investment restrictions of the Trust then in effect, shall not be considered to be indebtedness limited by this paragraph 8(a) if such liabilities are covered in accordance with the requirements of the 1940 Act and applicable guidance.
(b) So long as any Series A Preferred Shares are
Outstanding, the Trust may issue and sell shares of one or more other series of Preferred Shares constituting a series of a class of senior securities of the Trust representing stock under
Section 18 of the 1940 Act in addition to the Series
A Preferred Shares and other Preferred Shares then
Outstanding, provided that (i) the Trust shall, immediately after giving effect to the issuance of such additional Preferred Shares and to its receipt and application of the proceeds thereof, including, without limitation, to the redemption of Preferred
Shares for which a Notice of Redemption has been mailed or delivered electronically prior to such issuance, have an asset coverage for all senior securities which are stock, as defined in Section
18(h) of the 1940 Act, of at least 200% of the sum of the Liquidation Preference of the Series A
Preferred Shares and all other Preferred Shares then
Outstanding, and (ii) no such additional Preferred
Shares shall have any preference or priority over any other Preferred Shares upon liquidation or the distribution of the assets of the Trust or in respect of the payment of dividends.
PART III

ABILITY OF THE BOARD OF TRUSTEES TO MODIFY
THE STATEMENT OF PREFERENCES
1. Modification to Prevent Ratings Reduction or
Withdrawal.
The Board of Trustees, without further action by the shareholders, may amend, alter, add to or repeal any provision of this Statement of Preferences that has been adopted by the Trust pursuant to the Rating
Agency guidelines or add covenants and other obligations of the Trust to this Statement of Preferences, if the applicable Rating Agency confirms that such amendments or modifications are necessary to prevent a reduction in, or the withdrawal of, a rating of the Preferred Shares and such amendments and modifications do not adversely affect the rights and preferences of and are in the aggregate in the best interests of the holders of the Preferred Shares.
2. Other Modification.
The Board of Trustees, without further action by the shareholders, may amend, alter, add to or repeal any provision of this Statement of Preferences including provisions that have been adopted by the Trust pursuant to the Rating Agency guidelines, if such amendments or modifications will not in the aggregate adversely affect the rights and preferences of the holders of any series of the Preferred Shares, provided, that the Trust has received confirmation from each applicable Rating
Agency that such amendment or modification would not adversely affect such Rating Agencys then-current rating of such series of the Trusts Preferred
Shares.
Notwithstanding the provisions of the preceding paragraph, to the extent permitted by law, the Board of Trustees or its delegatee, without the vote of the holders of the Series A Preferred Shares or any other shares of the Trust, may amend the provisions of this Statement of Preferences to resolve any inconsistency or ambiguity or to remedy any formal defect so long as the amendment does not in the aggregate adversely affect the rights and preferences of the Series A Preferred Shares.
[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]


IN WITNESS WHEREOF, Highland Income Fund has caused this Statement of Preferences to be signed in its name and on its behalf by a duly authorized officer, who acknowledges said instrument to be the statutory trust act of the Trust, and states that, to the best of such officers knowledge, information and belief under penalty of perjury, the matters and facts herein set forth with respect to approval are true in all material respects, as of July 29, 2019.

By:	Dustin Norris
Name:   Dustin Norris
Title:  Executive Vice President

Attest,

By:    Lauren Thedford
Name:  Lauren Thedford
Title: Secretary